ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.3%
Alabama 1.8%
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (1)	885	914
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,100	2,287
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.375%, 12/1/24 (2)	1,500	1,638
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 6.70%, 11/1/29 (2)	1,000	1,056
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
5.50%, 1/1/28	2,500	2,482
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
5.50%, 1/1/43	2,500	2,448
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.125%, 12/1/26	2,950	3,525
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.25%, 12/1/32	700	840
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/31	3,500	3,564
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/36	1,850	1,884
Phenix City, PCR, IDRB, MeadWestvaco, 6.10%, 5/15/30	2,050	2,163
Phenix City, PCR, IDRB, MeadWestvaco, 6.35%, 5/15/35 (2)	3,000	3,201
Prattville Ind. Dev. Board, IDRB, Int'l. Paper, 4.55%, 12/1/26	1,525	1,474
Selma Ind. Dev. Board, PCR, Int'l. Paper, 6.70%, 2/1/18 (2)	2,000	2,129
		29,605
Alaska 0.8%
Alaska HFC, Single Family, 6.10%, 6/1/30	3,935	4,059
Alaska HFC, Single Family, 6.15%, 6/1/39	6,300	6,490
Valdez Marine, BP Pipelines, VRDN, 3.90%, 7/1/37	700	700
Valdez Marine, Exxon Mobile, VRDN, 3.91%, 12/1/33	2,300	2,300
		13,549
Arizona 1.2%
Arizona HFA, Beatitudes Campus, 5.20%, 10/1/37	4,000	4,004
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/14	2,040	2,109
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/20	4,500	4,643
Peoria IDA, Sierra Winds Life Care, 6.375%, 8/15/29	1,250	1,290
Peoria IDA, Sierra Winds Life Care, 6.50%, 8/15/31	1,000	1,034
Salt River Agricultural Improvement & Power, TECP
3.82%, 6/5/07	3,000	3,000
Tempe IDA, Friendship Village, 5.375%, 12/1/13	1,000	1,005
Tempe IDA, Friendship Village, 6.75%, 12/1/30	2,700	2,924
		20,009
Arkansas 0.3%
Arkansas Dev. Fin. Auth., 5.10%, 7/1/36 (2)	4,990	5,049
		5,049
California 10.5%
ABAG Fin. Auth. for Nonprofit Corp., Windemere Ranch
6.00%, 9/1/34	4,900	5,204
California, GO, 5.00%, 3/1/14	4,000	4,237
California, GO, 5.50%, 4/1/30 (Prerefunded 4/1/14) (1)	245	269
California, GO, 5.50%, 4/1/30	5	5
California, GO, 5.50%, 11/1/33	15,640	16,836
California, GO, 5.65%, 6/1/30	310	323
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (3)(4)	8,100	8,767
California Housing Fin. Agency, 4.75%, 8/1/42 (2)	10,000	9,700
California Housing Fin. Agency, 5.00%, 2/1/24 (2)(5)	5,000	5,095
California Pollution Control Fin. Auth., Waste Management
5.40%, 4/1/25 (2)	6,000	6,239
California Public Works Board, Community College
5.00%, 3/1/25 (5)	3,300	3,488
California Public Works Board, Community College
5.50%, 6/1/21	1,155	1,258
California Public Works Board, Community College
5.50%, 6/1/22	1,220	1,329
California Public Works Board, Community College
5.50%, 6/1/23	1,285	1,401
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	6,000	6,245
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/24	2,000	2,060
California Statewide CDA, Front Porch Communities
5.125%, 4/1/37 (6)	12,400	12,528
California Statewide CDA, Memorial Health Services
6.00%, 10/1/23	2,250	2,433
California Tobacco Securitization Agency, Tobacco Ind., STEP
0.00%, 6/1/21	5,445	4,730
Capistrano Unified School Dist. No. 90-2, 6.00%, 9/1/33	1,250	1,319
City of Roseville, Stoneridge East Community Fac. Dist. #1
6.20%, 9/1/21 (Prerefunded 9/1/11) (1)	1,250	1,377
City of Roseville, Stoneridge East Community Fac. Dist. #1
6.30%, 9/1/31 (Prerefunded 9/1/11) (1)	2,500	2,763
Corona Community Fac. Dist. #2002-4, 5.80%, 9/1/29	2,000	2,043
Corona Community Fac. Dist. #2002-4, 5.875%, 9/1/34	2,000	2,044
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.50%, 10/1/19	1,000	1,063
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.625%, 10/1/29	1,780	1,896
El Dorado County, 5.25%, 9/1/35	2,500	2,547
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	4,000	4,143
Foothill/Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (7)	2,650	1,944
Foothill/Eastern Transportation Corridor Agency
Zero Coupon, 1/1/19 (7)	10,000	6,068
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12	900	902
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	15,000	15,871
Golden State Tobacco Securitization Corp., STEP
0.00%, 6/1/37	12,000	9,092
Golden State Tobacco Securitization Corp., Tobacco Settlement
6.75%, 6/1/39 (Prerefunded 6/1/13) (1)	2,000	2,301
Lincoln, Community Fac. Dist. #2003-1, 6.00%, 9/1/34
(Prerefunded 9/1/13) (1)	2,265	2,540
Orange County Community Fac. Dist., Ladera Ranch
5.55%, 8/15/33	3,500	3,656
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	9,970	10,326
Univ. of California Regents, 5.125%, 5/15/20 (3)	1,500	1,585
West Hollywood CDA, East Side Redev., 5.75%, 9/1/33	2,000	2,100
West Sacramento Fin. Auth., 5.00%, 9/1/34 (8)	2,000	2,133
		169,860
Colorado 1.9%
Beacon Point Metropolitan Dist., 4.375%, 12/1/15	675	681
Colorado Ed. & Cultural Fac. Auth., Elbert County Charter
7.25%, 3/1/24	735	790
Colorado Ed. & Cultural Fac. Auth., Elbert County Charter
7.375%, 3/1/35	785	841
Colorado Ed. & Cultural Fac. Auth., Excel Academy
5.50%, 12/1/25 (8)	1,295	1,423
Colorado Ed. & Cultural Fac. Auth., Excel Academy
5.50%, 12/1/33 (8)	1,550	1,687
Colorado Ed. & Cultural Fac. Auth., Excel Academy
6.50%, 5/1/36	1,950	2,031
Colorado Ed. & Cultural Fac. Auth., Excel Academy
7.30%, 12/1/23 (Prerefunded 12/1/11) (1)	970	1,104
Colorado Ed. & Cultural Fac. Auth., Excel Academy
7.50%, 12/1/33 (Prerefunded 12/1/11) (1)	1,750	2,007
Colorado Ed. & Cultural Fac. Auth., Front Range Christian
School, 4.875%, 4/1/37	2,750	2,761
Colorado Ed. & Cultural Fac. Auth., Peak to Peak Charter
Schools, 7.50%, 8/15/21 (Prerefunded 8/15/11) (1)	920	1,035
Colorado Ed. & Cultural Fac. Auth., Peak to Peak Charter
Schools, 7.625%, 8/15/31 (Prerefunded 8/15/11) (1)	1,000	1,141
Colorado HFA, 6.50%, 11/15/31 (Prerefunded 11/15/11) (1)	2,000	2,224
Colorado HFA, Adventist Health/Sunbelt, 6.625%, 11/15/26
(Prerefunded 11/15/11) (1)	500	559
Colorado HFA, Christian Living Communities, 5.25%, 1/1/17	1,245	1,272
Colorado HFA, Christian Living Communities, 5.75%, 1/1/37	2,000	2,087
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	4,900	5,301
Park Creek Metropolitan District, Property Tax, 5.50%, 12/1/37	4,000	4,212
		31,156
Connecticut 3.9%
Connecticut Dev. Auth., Light & Power, 5.85%, 9/1/28	6,580	6,842
Connecticut Dev. Auth., Light & Power, 5.85%, 9/1/28	5,000	5,199
Connecticut Housing Fin. Auth., 4.875%, 11/15/36 (2)	8,920	8,872
Mashantucket Western Pequot Tribe, 5.50%, 9/1/28	9,000	9,211
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (6)	12,285	12,836
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (6)	1,000	1,022
Mashantucket Western Pequot Tribe, 5.75%, 9/1/18 (6)	1,000	1,022
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (6)	4,000	4,083
Mohegan Tribe Indians, 6.25%, 1/1/21	2,500	2,654
Mohegan Tribe Indians, 6.25%, 1/1/31	10,000	10,585
Mohegan Tribe Indians, Gaming Auth. Public Improvement
5.125%, 1/1/23	1,350	1,392
		63,718
Delaware 0.4%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	700	709
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/30	1,000	1,009
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	750	809
Sussex County, Cadbury Lewes, 5.15%, 1/1/12	1,075	1,077
Sussex County, Cadbury Lewes, 5.45%, 1/1/16	850	858
Sussex County, Cadbury Lewes, 6.00%, 1/1/35	2,505	2,606
		7,068
District of Columbia 2.2%
District of Columbia, Friendship Public Charter School
5.00%, 6/1/26 (9)	1,000	1,023
District of Columbia, Friendship Public Charter School
5.00%, 6/1/35 (9)	1,100	1,117
District of Columbia, GO, 5.375%, 6/1/17 (10)(11)	3,375	3,505
District of Columbia, GO, 5.375%, 6/1/17 (Prerefunded) (10)(11)	1,375	1,430
District of Columbia, GO, 5.50%, 6/1/13 (10)(11)	7,015	7,295
District of Columbia, GO, 5.50%, 6/1/13 (Prerefunded) (10)(11)	2,355	2,451
District of Columbia, GO, 5.50%, 6/1/14 (10)(11)	4,185	4,351
District of Columbia, GO, 5.50%, 6/1/14 (Prerefunded) (10)(11)	1,435	1,492
District of Columbia, Henry Adams House/Gables
6.60%, 11/1/15	1,675	1,784
District of Columbia, Medlantic Health, 5.75%, 8/15/26 (7)(12)	6,000	6,129
District of Columbia, The Methodist Home of D.C.
5.50%, 1/1/11	1,000	1,019
District of Columbia, The Methodist Home of D.C.
6.00%, 1/1/20	3,920	4,020
		35,616
Florida 4.1%
Alachua County Health Facs. Auth., Shands Teaching Hosp. &
Clinics, VR, 4.448%, 12/1/37	3,000	2,999
Ave Maria Stewardship Community Dev. Dist., 4.80%, 11/1/12	4,250	4,227
Ave Maria Stewardship Community Dev. Dist., 5.125%, 5/1/38	1,000	992
Belmont Community Dev. Dist., Series B, 5.125%, 11/1/14	3,000	2,983
Brandy Creek Community Dev. Dist., 6.35%, 5/1/34	940	1,012
Double Branch Community Dev. Dist., 6.70%, 5/1/34	1,450	1,600
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	10	10
Fishhawk Community Dev. Dist. II, 5.00%, 5/1/12	2,500	2,488
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	715	715
Greyhawk Landing Community Dev. Dist., 6.25%, 5/1/09	380	380
Heritage Harbour South Community Dev. Dist., 5.40%, 11/1/08	5	5
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	500	510
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/24	2,000	2,040
Laguna Lakes Community Dev. Dist., 6.40%, 5/1/33	945	1,015
Lee County IDA, Cypress Cove at Healthpark, 6.375%, 10/1/25	2,600	2,661
Merrill Lynch, Baptist Health, 6.48%, 8/15/37	8,000	8,359
Middle Village Community Dev. Dist., 5.00%, 5/1/09	300	300
Middle Village Community Dev. Dist., 5.80%, 5/1/22	930	973
Orange County HFA, Westminster Community Care
6.50%, 4/1/12	1,465	1,512
Orange County HFA, Westminster Community Care
6.75%, 4/1/34	2,695	2,792
OTC Community Dev. Dist., 5.30%, 5/1/38	1,270	1,239
Paseo Community Dev. Dist., 5.00%, 2/1/11	5,345	5,317
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	60	60
Preserve at Wilderness Lake Community Dev. Dist.
5.90%, 5/1/34	2,165	2,259
Saddlebrook Community Dev. Dist., 6.25%, 5/1/09	25	25
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	1,850	1,851
Saint John's County IDA, Glenmoor, 5.25%, 1/1/26	1,000	1,004
Saint John's County IDA, Glenmoor, 5.375%, 1/1/40	2,500	2,522
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	2,940	2,931
Seven Oaks Community Dev. Dist. II, 5.875%, 5/1/35	1,885	1,942
South Village Community Dev. Dist., 5.70%, 5/1/35	2,920	2,996
Watergrass Community Dev. Dist., 5.125%, 11/1/14	3,000	2,982
Winter Garden Village, Fowler Grove, 5.65%, 5/1/37	3,000	3,080
		65,781
Georgia 2.6%
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19	1,500	1,541
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.375%, 5/15/29	3,500	3,595
Athens - Clarke County Residential Care Fac., Wesley Woods of
Athens, 6.375%, 10/1/27	2,500	1,833
Atlanta, Princeton Lakes, 5.50%, 1/1/31	435	442
Augusta, 5.15%, 1/1/35	1,600	1,635
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 6.125%, 1/1/24	3,250	3,461
Fulton County Residential Care Fac., Canterbury Court
6.125%, 2/15/34	2,000	2,104
Gainesville Redevelopment Auth., Riverside Military Academy
5.125%, 3/1/37	5,000	5,071
Municipal Electric Auth. of Georgia, Electric Power Supply
6.25%, 1/1/17	4,000	4,611
Rockdale County Dev. Auth., Pratt Industries USA
7.40%, 1/1/16 (2)	2,855	2,874
Rockdale County Dev. Auth., Pratt Industries USA
7.50%, 1/1/26 (2)	3,800	3,825
Savannah Economic Dev. Auth., Marshes of Skidaway
6.00%, 1/1/34	1,445	1,431
Savannah Economic Dev. Auth., Marshes of Skidaway
6.85%, 1/1/19	2,240	2,382
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	2,700	2,940
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (1)	3,430	3,711
		41,456
Guam 0.6%
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	8,750	9,349
		9,349
Hawaii 0.2%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living
7.875%, 11/15/23	2,500	2,873
		2,873
Idaho 0.6%
Idaho Housing & Fin. Assn., Single Family, 5.00%, 7/1/38 (2)	3,635	3,648
Idaho Housing Agency, Single Family, 7.80%, 1/1/23 (2)	60	60
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	1,000	1,126
Power County PCR, FMC Corp., 6.45%, 8/1/32 (2)	4,570	4,831
		9,665
Illinois 7.8%
Aurora Economic Dev., Advocate Health Care Network
8.75%, 7/1/14	2,750	2,757
Bolingbrook, Forest City, STEP, 0.00%, 3/1/27	1,750	1,798
Gilberts, Service Area #15, Gilberts Town Center
6.25%, 3/1/35	5,804	6,115
Illinois Dev. Fin. Auth., PCR, Citgo Petroleum, 8.00%, 6/1/32 (2)	1,750	1,974
Illinois EFA, Augustana College, 5.70%, 10/1/32	2,500	2,614
Illinois Fin. Auth., Educational Advancement Fund/Univ. Center
5.00%, 5/1/30	8,000	8,065
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	8,000	8,615
Illinois HFA, Clare at Water Tower (Chicago), 6.125%, 5/15/38	5,000	5,224
Illinois HFA, Friendship Village of Schaumburg
5.625%, 2/15/37	7,600	7,817
Illinois HFA, Friendship Village of Schaumburg
5.00%, 2/15/15	1,000	1,002
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (7)	3,300	3,447
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (7)	5,100	5,327
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	4,000	4,080
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	8,000	8,079
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	3,400	3,604
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31
(Prerefunded 8/15/11) (1)	6,530	7,434
Illinois HFA, Northwestern Memorial Hosp., VRDN
3.90%, 8/15/38	1,400	1,400
Illinois HFA, Palos Community Hosp., 5.00%, 5/15/32 (12)	5,000	5,195
Illinois HFA, Riverside Health, 6.00%, 11/15/32
(Prerefunded 11/15/12) (1)	4,000	4,397
Illinois HFA, Riverside Health, 6.80%, 11/15/20
(Prerefunded 11/15/10) (1)	2,250	2,478
Illinois HFA, Smith Village, 6.25%, 11/15/35	5,800	6,127
Illinois HFA, Tabor Hills, 5.25%, 11/15/26	2,300	2,334
Illinois HFA, Tabor Hills, 5.25%, 11/15/36	2,000	2,018
Illinois HFA, Three Crowns Park Plaza, 5.875%, 2/15/38	2,250	2,357
Illinois HFA, Villa St. Benedict, 5.75%, 11/15/15	1,000	1,000
Illinois HFA, Villa St. Benedict, 6.90%, 11/15/33	3,500	3,854
Illinois Housing Dev. Auth., Single Family, 5.10%, 8/1/31 (2)	7,500	7,626
Village of Carol Stream, Windsor Park Manor, 7.00%, 12/1/13
(Prerefunded 12/1/07) (1)	2,000	2,067
Village of Carol Stream, Windsor Park Manor, 7.20%, 12/1/14
(Prerefunded 12/1/07) (1)	1,200	1,242
Yorkville, Bristol Bay, 5.875%, 3/1/36	5,990	6,155
		126,202
Indiana 1.3%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	4,000	4,066
Indiana HFFA, Community Foundation, 6.00%, 3/1/34	3,000	3,200
Indianapolis Airport Auth., United Airlines
6.50%, 11/15/31 (2)(16)	10,036	1,556
Rockport Ind. Pollution Control, American Electric Power
4.15%, 7/1/25 (Tender 7/15/11) (3)	5,000	5,024
Saint Joseph County, Holy Cross, 6.00%, 5/15/38	1,975	2,080
Saint Joseph County, Madison Center, 5.45%, 2/15/17	3,400	3,433
Saint Joseph County, Madison Center, 5.50%, 2/15/21	1,150	1,160
		20,519
Iowa 1.6%
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/10	1,000	1,023
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/11	1,000	1,029
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/12	1,825	1,878
Iowa Fin. Auth., Care Initiatives, 5.50%, 7/1/25	3,000	3,117
Scott County, Ridgecrest Village, 5.25%, 11/15/27	3,000	3,049
Scott County, Ridgecrest Village, 5.625%, 11/15/18	1,600	1,641
Scott County, Ridgecrest Village, 7.25%, 11/15/26
(Prerefunded 11/15/10) (1)	4,750	5,265
Tobacco Settlement Auth., 5.30%, 6/1/25
(Prerefunded 6/1/11) (1)	1,400	1,470
Tobacco Settlement Auth., Tobacco Industry, 5.375%, 6/1/38	8,000	8,146
		26,618
Kansas 1.1%
City of Olathe, Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10) (1)	2,000	2,256
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32	1,100	1,188
Manhattan Health Care Fac., Meadowlark Hills Retirement
5.125%, 5/15/37	500	492
Manhatten Health Care Fac., Meadowlark Hills Retirement
5.125%, 5/15/42	1,000	981
Overland Park Dev. Corp., 7.375%, 1/1/32	5,500	5,966
Wyandotte County Unified Gov't., 4.75%, 12/1/16	3,250	3,319
Wyandotte County Unified Gov't., 5.00%, 12/1/20	3,350	3,465
		17,667
Kentucky 0.2%
Florence, Kentucky Bluegrass, 7.625%, 5/1/27
(Prerefunded 7/1/07) (1)	2,500	2,557
		2,557
Louisiana 0.5%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (2)	6,250	7,833
		7,833
Maryland 5.1%
Annapolis, IDRB, Park Place Project, 5.35%, 7/1/34	2,650	2,718
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	1,500	1,592
Baltimore City, Harborview Lot No. 2, 6.50%, 7/1/31	1,750	1,899
Gaithersburg, Asbury Obligation Group, 5.125%, 1/1/26	5,000	5,131
Gaithersburg, Asbury Obligation Group, 5.125%, 1/1/36	7,000	7,146
Howard County, Vantage House, 5.25%, 4/1/33	1,400	1,429
Howard County, Vantage House, 5.25%, 4/1/37	2,370	2,414
Maryland Energy Fin. Administration, Office Paper Systems
7.50%, 9/1/15 (2)	4,915	5,497
Maryland CDA, Residential, 4.90%, 9/1/31 (2)	3,000	3,004
Maryland CDA, Residential, 4.95%, 9/1/38 (2)	4,500	4,503
Maryland CDA, Single Family, 4.90%, 9/1/36 (2)	7,160	7,159
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/31	7,100	7,127
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (1)	3,870	4,453
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/34	8,265	8,603
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	2,750	2,909
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	1,500	1,593
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/19	1,300	1,396
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	1,000	1,073
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	120	132
Maryland HHEFA, Ingleside at King Farm Presbyterian
Community, 5.00%, 1/1/17	5,605	5,624
Maryland HHEFA, Kings Farm Presbyterian Community
5.25%, 1/1/27	500	512
Maryland HHEFA, Kings Farm Presbyterian Community
5.30%, 1/1/37	600	614
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 5.00%, 1/1/12 (2)	3,250	3,293
Prince George's County, National Harbor Project, 5.20%, 7/1/34	2,000	2,036
		81,857
Massachusetts 2.1%
Massachusetts, GO, 5.50%, 8/1/19 (11)(12)	10,000	11,461
Massachusetts, GO, VRDN, 3.90%, 12/1/30	1,100	1,100
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/19	2,500	3,030
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/21	2,000	2,439
Massachusetts Dev. Fin. Agency, Boston Univ.
5.45%, 5/15/59 (8)	2,525	2,903
Massachusetts Dev. Fin. Agency, Covanta Haverhill
5.30%, 12/1/14 (2)	1,000	1,027
Massachusetts Dev. Fin. Agency, Covanta Haverhill
6.70%, 12/1/14 (2)	2,250	2,400
Massachusetts HEFA, Partners Healthcare System
5.75%, 7/1/32	3,600	3,854
Massachusetts Ind. Fin. Agency, Bradford College
5.625%, 11/1/28 (16)	6,000	-
Massachusetts Ind. Fin. Agency, Covanta Haverhill
5.40%, 12/1/11 (2)	3,600	3,727
Massachusetts Ind. Fin. Agency, Covanta Haverhill
5.60%, 12/1/19 (2)	2,000	2,068
		34,009
Michigan 1.4%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (1)	2,250	2,448
Delta County Economic Dev. Corp., MeadWestvaco
6.25%, 4/15/27 (Prerefunded 4/15/12) (1)	1,000	1,102
Detroit Sewage Disposal, VRDN, 3.90%, 7/1/33 (10)	1,200	1,200
Dickinson County, PCR, Int'l. Paper, 4.80%, 11/1/18	2,185	2,198
Garden City Hosp. Fin. Auth., Garden City Hosp.
5.625%, 9/1/10	860	871
Garden City Hosp. Fin. Auth., Garden City Hosp., 5.75%, 9/1/17	1,280	1,292
Kentwood Economic Dev. Corp., The Holland Home
5.375%, 11/15/36	3,000	3,052
Michigan Hosp. Fin. Auth., Trinity Health, VRDN
3.90%, 11/1/18	3,500	3,500
Michigan Strategic Fund, IDRB, Waste Management
5.20%, 4/1/10 (2)	6,500	6,621
Univ. of Michigan Regents, Univ. of Michigan Hosp., VRDN
3.95%, 12/1/37	500	500
		22,784
Minnesota 0.7%
Hubbard County Solid Waste Disposal, IDRB, Potlatch Corp.
7.25%, 8/1/14 (2)	3,000	3,385
Maple Grove, North Memorial Health Care, 5.25%, 5/1/37	3,345	3,455
Minneapolis, Walker Methodist Senior Services
6.00%, 11/15/28	3,702	3,753
		10,593
Mississippi 1.0%
Mississippi Business Fin., PCR, System Energy Resources
5.90%, 5/1/22	14,325	14,469
Warren County, PCR, Int'l. Paper, 6.75%, 8/1/21 (2)	2,000	2,132
		16,601
Missouri 1.1%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	495	498
Good Shepherd Nursing Home Dist., 5.90%, 8/15/23	2,000	2,037
Missouri HEFA, Lutheran Senior Living, 5.375%, 2/1/35	3,500	3,641
Riverside IDA, Riverside Horizons, 5.00%, 5/1/27 (9)	1,250	1,281
St. Louis IDA, IDRB, Anheuser-Busch Companies
4.875%, 3/1/32 (2)	5,655	5,563
Sugar Creek, IDRB, LaFarge North America, 5.65%, 6/1/37 (2)	3,750	3,944
		16,964
Montana 0.2%
Montana Board of Housing, Single Family, 6.00%, 12/1/29 (2)	1,905	1,916
Montana Fac. Fin. Auth., Sisters of Charity of Leavenworth
VRDN, 3.88%, 12/1/25	800	800
		2,716
Nebraska 0.0%
Kearney, Great Platte River Road Memorial, 8.00%, 9/1/12	123	34
Kearney, Great Platte River Road Memorial
Zero Coupon, 9/1/12 (15)	1,583	19
Nebraska Investment Fin. Auth., Single Family
6.30%, 9/1/20 (2)	230	232
		285
Nevada 1.8%
Clark County, IDRB, PCR, Nevada Power, 5.60%, 10/1/30 (2)	5,000	5,032
Clark County, IDRB, PCR, Nevada Power, 5.90%, 10/1/30 (2)	6,500	6,500
Clark County, IDRB, PCR, Southwest Gas, 4.75%, 9/1/36 (2)(5)	5,000	4,968
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	2,875	3,004
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (2)	7,545	7,900
Henderson Local Improvement Dist., Sun City Anthem Phase II
5.80%, 3/1/23	1,795	1,852
		29,256
New Hampshire 0.5%
New Hampshire HEFA, Covenant Health, 6.125%, 7/1/31	5,000	5,396
New Hampshire HEFA, Exeter Hosp., 6.00%, 10/1/24	2,000	2,166
		7,562
New Jersey 5.5%
Gloucester County Improvement Auth., IDRB, Waste
Management, 6.85%, 12/1/29 (Tender 12/1/09)	1,000	1,063
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/29	4,000	4,297
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	1,775	1,807
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
5.75%, 10/1/21	4,225	4,651
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
6.375%, 4/1/18 (Prerefunded 5/15/14) (1)	2,000	2,283
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
6.375%, 4/1/31 (Prerefunded 5/15/14) (1)	2,000	2,283
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	1,500	1,517
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	3,885	3,939
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	650	649
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	2,230	2,296
New Jersey Economic Dev. Auth., Presbyterian Homes at
Montgomery, 6.375%, 11/1/31	4,200	4,442
New Jersey Economic Dev. Auth., Seabrook Village
5.00%, 11/15/13	1,350	1,375
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/36	1,000	1,010
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	1,300	1,316
New Jersey Economic Dev. Auth., Winchester Gardens at Ward
Homestead, 5.80%, 11/1/31	1,500	1,609
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	3,000	2,688
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	4,875	4,362
New Jersey HFFA, Saint Barnabas Healthcare
Zero Coupon, 7/1/31	48,000	13,209
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/18	3,755	3,892
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21
(Prerefunded 7/1/12) (1)	4,500	4,880
New Jersey HFFA, South Jersey Hosp., 6.00%, 7/1/32
(Prerefunded 7/1/12) (1)	1,130	1,232
New Jersey Transportation Trust Fund Auth., Capital
Appreciation, Zero Coupon, 12/15/32 (10)	10,000	3,107
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	6,045	5,910
Tobacco Settlement Fin. Corp., Tobacco Industry
5.00%, 6/1/41	5,000	4,875
Tobacco Settlement Fin. Corp., Tobacco Industry
5.75%, 6/1/32 (Prerefunded 6/1/12) (1)	4,305	4,597
Tobacco Settlement Fin. Corp., Tobacco Industry
6.75%, 6/1/39 (Prerefunded 6/1/13) (1)	3,600	4,140
Tobacco Settlement Fin. Corp., Tobacco Industry
7.00%, 6/1/41 (Prerefunded 6/1/13) (1)	2,095	2,436
		89,865
New York 7.9%
Brookhaven IDA, Methodist Retirement Community Dev.
4.25%, 11/1/37 (Tender 11/1/11)	1,900	1,894
Dormitory Auth. of the State of New York, 5.625%, 7/1/16	3,100	3,397
Dormitory Auth. of the State of New York, Catholic Health
5.00%, 7/1/27	2,000	2,027
Dormitory Auth. of the State of New York, Catholic Health
5.10%, 7/1/34	2,000	2,031
Dormitory Auth. of the State of New York, City Univ.
6.00%, 7/1/14	2,730	2,952
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	4,250	4,303
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	3,000	3,045
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/13	5,000	5,263
Dormitory Auth. of the State of New York, State Univ.
5.875%, 5/15/17	3,000	3,379
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	1,140	1,170
Long Island Power Auth., 5.125%, 12/1/22
(Prerefunded 6/1/08) (1)	680	696
Nassau County Tobacco Settlement Corp., STEP
0.00%, 6/1/26	2,500	2,298
New York City, GO, 5.00%, 8/1/22	4,315	4,512
New York City, GO, 5.00%, 4/1/23	10,000	10,427
New York City, GO, 5.50%, 8/1/15	4,810	5,146
New York City, GO, 5.875%, 3/15/13	35	35
New York City, GO, 6.25%, 8/1/09	2,975	3,025
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	13,500	14,248
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,450	1,544
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (2)	5,500	5,896
New York City IDA, IDRB, Airis, JFK Airport, 5.50%, 7/1/28 (2)	6,000	6,217
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (2)	6,000	7,147
New York State Urban Dev. Corp., VRDN, 3.84%, 1/1/09	2,000	2,000
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/12) (2)	2,000	2,080
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/13) (2)	1,000	1,045
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/15)	2,000	2,076
Oneida County IDA, Saint Elizabeth Medical Center
5.625%, 12/1/09	860	871
Oneida County IDA, Saint Elizabeth Medical Center
5.875%, 12/1/29	2,750	2,808
Oneida County IDA, Saint Elizabeth Medical Center
6.00%, 12/1/19	2,520	2,584
Seneca Nation Indians Capital Improvement Auth.
5.00%, 12/1/23 (6)	3,800	3,830
Seneca Nation Indians Capital Improvement Auth.
5.25%, 12/1/16 (6)	1,000	1,036
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	4,000	4,236
Suffolk County IDA, Jeffersons Ferry, 7.20%, 11/1/19
(Prerefunded 11/1/11) (1)	1,250	1,360
Suffolk County IDA, Jeffersons Ferry, 7.25%, 11/1/28
(Prerefunded 11/1/11) (1)	2,000	2,190
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (3)	4,500	4,795
Tobacco Settlement Fin. Corp., 5.50%, 6/1/15	2,500	2,609
Yonkers IDA, Civic Fac., 6.625%, 2/1/26
(Prerefunded 2/1/11) (1)	4,000	4,382
		128,554
North Carolina 3.4%
Gaston County, IDRB, PCR, National Gypsum, 5.75%, 8/1/35 (2)	3,800	3,985
North Carolina Eastern Municipal Power Agency
5.125%, 1/1/14	2,000	2,093
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/14	2,900	3,118
North Carolina Eastern Municipal Power Agency, 5.75%, 1/1/26	4,350	4,510
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	10,125	10,813
North Carolina Housing Fin. Auth., Single Family
4.85%, 7/1/38 (2)	10,000	9,889
North Carolina Medical Care Commission, Maria Parham
Medical Center, 6.50%, 10/1/26	3,450	3,664
North Carolina Medical Care Commission, Presbyterian Homes
5.50%, 10/1/31	3,500	3,632
North Carolina Medical Care Commission, Presbyterian Homes
5.60%, 10/1/36	1,500	1,565
North Carolina Medical Care Commission, Presbyterian Homes
7.00%, 10/1/31 (Prerefunded 10/1/10) (1)	4,000	4,422
North Carolina Municipal Power Agency #1, Catawba Electric
6.375%, 1/1/13	3,000	3,187
North Carolina Municipal Power Agency #1, Catawba Electric
6.50%, 1/1/20	4,500	4,806
		55,684
North Dakota 0.4%
Grand Forks Health Care, Altru Health System Obligated Group
7.125%, 8/15/24	2,000	2,181
Mercer County, PCR, Basin Electric Power Co-Op.
7.20%, 6/30/13 (3)	3,500	3,918
		6,099
Ohio 0.9%
Akron, COP, 5.00%, 12/1/16 (13)	3,645	3,827
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29 (Prerefunded 7/1/11) (1)	500	562
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19 (7)	1,785	1,910
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19	1,730	1,840
Montgomery County Hosp., Kettering Medical Center
6.75%, 4/1/18 (Prerefunded 4/1/10) (1)	2,100	2,279
Ohio Environmental Fac., IDRB, Ford Motor Company
6.15%, 6/1/30 (2)	1,500	1,521
Ohio Water Dev. Auth., PCR, FirstEnergy, 6.10%, 8/1/20 (2)	2,600	2,657
		14,596
Oklahoma 1.6%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	5,485	5,514
Norman Regional Hosp. Auth., 5.375%, 9/1/36	3,600	3,736
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	3,085	3,210
Oklahoma Dev. Fin. Auth., Inverness Village, 7.25%, 2/1/16	170	187
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	11,760	13,197
		25,844
Oregon 0.5%
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/17 (9)	2,885	3,014
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/18 (9)	3,185	3,320
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/19 (9)	1,125	1,171
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/21	990	990
		8,495
Pennsylvania 6.1%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny Health
System, 9.25%, 11/15/22	1,000	1,187
Allegheny County Hosp. Dev. Auth., West Penn Allegheny Health
System, 9.25%, 11/15/30	4,000	4,748
Bucks County IDA, Ann's Choice, 6.25%, 1/1/35	2,750	2,909
Bucks County IDA, Chandler Hall, 6.20%, 5/1/19	1,275	1,269
Bucks County IDA, Chandler Hall, 6.30%, 5/1/29	7,875	7,838
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/14) (1)	4,200	4,813
Delaware County IDA, American Ref-Fuel, 6.20%, 7/1/19	3,405	3,503
Lancaster County Hosp. Auth., Saint Anne's Home for the Aged
6.60%, 4/1/24	3,200	3,292
Lehigh County General Purpose Auth., St. Luke Hosp.,
VR, 4.611%, 8/15/42	7,000	6,993
Monroe County Hosp. Auth., Pocono Medical Center
6.00%, 1/1/43	4,000	4,277
Montgomery County HHEFA, Philadelphia Geriatric Center
7.00%, 12/1/12 (Prerefunded 12/1/09) (1)	3,360	3,646
Montgomery County HHEFA, Philadelphia Geriatric Center
7.25%, 12/1/19 (Prerefunded 12/1/09) (1)	2,500	2,727
Montgomery County IDA, The Hill at Whitemarsh
6.125%, 2/1/28	7,175	7,548
Montgomery County IDA, The Hill at Whitemarsh
6.25%, 2/1/35	8,010	8,453
Pennsylvania Econ. Dev. Fin. Auth., IDRB, Reliant Energy
6.75%, 12/1/36 (2)	3,250	3,590
Pennsylvania Higher EFA, Assoc. of Independent Colleges &
Univ., 5.00%, 12/15/24 (14)	1,750	1,812
Pennsylvania Higher EFA, Assoc. of Independent Colleges &
Univ., 5.00%, 12/15/27 (14)	2,000	2,067
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	1,650	1,694
Pennsylvania Higher EFA, Philadelphia Univ., 5.50%, 6/1/20	1,000	1,063
Pennsylvania Higher EFA, Widener Univ., 5.375%, 7/15/29	1,000	1,050
Pennsylvania Housing Fin. Agency, Single Family
4.70%, 10/1/37 (2)	8,000	7,709
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	1,165	1,188
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.875%, 5/15/28	3,340	3,398
Saint Mary Hosp. Auth., Catholic Health East
5.375%, 11/15/34 (Prerefunded 11/15/14) (1)	1,000	1,089
Washington County Redev. Auth., Victory Centre, 5.45%, 7/1/35	1,000	1,020
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	3,750	3,982
Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23 (Prerefunded 11/15/10) (1)	5,000	5,638
		98,503
Puerto Rico 0.3%
Children's Trust Fund, Tobacco Settlement
Zero Coupon, 5/15/55	58,000	2,173
Puerto Rico Ind., Tourism, Ed., Medical & Environmental, AES
Corp., 6.625%, 6/1/26 (2)	1,720	1,855
		4,028
Rhode Island 0.3%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	4,800	5,367
		5,367
South Carolina 2.2%
Connector 2000 Assoc., Zero Coupon, 1/1/08	2,600	2,413
Connector 2000 Assoc., Zero Coupon, 1/1/09	500	451
Connector 2000 Assoc., Zero Coupon, 1/1/10	2,900	1,570
Connector 2000 Assoc., Zero Coupon, 1/1/21 (9)	5,100	2,397
Connector 2000 Assoc., Zero Coupon, 1/1/31	21,100	3,296
Georgetown County, PCR, Int'l. Paper, 6.25%, 9/1/23 (2)	2,000	2,108
Lancaster, Edenmoor Improvement District, 5.75%, 12/1/37	5,800	6,013
Myrtle Beach, Air Force Base Redev., 5.25%, 11/1/26	2,330	2,371
Myrtle Beach, Air Force Base Redev., 5.30%, 11/1/35	1,000	1,019
Piedmont Municipal Power Agency, 5.25%, 1/1/21	1,000	1,018
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.625%, 11/15/30	8,500	8,933
Tobacco Settlement Management, 6.00%, 5/15/22	4,000	4,248
York County, IDRB, Celanese, 5.70%, 1/1/24 (2)	425	421
		36,258
South Dakota 0.2%
South Dakota HEFA, Sanford Health, 5.50%, 11/1/31	3,500	3,741
		3,741
Tennessee 2.0%
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase I
5.125%, 10/1/35	1,000	1,015
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase I
5.50%, 10/1/20	1,960	2,014
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase I
6.00%, 10/1/35	5,850	6,191
Knox County Health, Ed., & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/35	5,000	1,210
Knox County Health, Ed., & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/36	4,500	1,032
Knox County Health, Ed., & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/37	4,000	869
Knox County Health, Ed., & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/38	5,000	1,031
Knox County Health, Ed., & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/40	3,000	549
Maury County, IDRB, Occidental Petroleum Corp.
6.25%, 8/1/18 (2)	3,600	3,851
Shelby County Health, Ed. & Housing Board, The Village at
Germantown, 6.375%, 12/1/13	2,200	2,139
Shelby County Health, Ed. & Housing Board, The Village at
Germantown, 7.25%, 12/1/34	2,750	2,784
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	1,940	2,148
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	1,160	1,284
Sullivan County Health Ed. & Housing, Wellmont Health
5.25%, 9/1/36	5,500	5,645
		31,762
Texas 6.1%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
5.875%, 11/15/18	2,750	2,805
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
6.00%, 11/15/29	3,500	3,582
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
7.00%, 11/15/33	4,250	4,681
Austin Convention Enterprises, 5.75%, 1/1/34	3,500	3,668
Austin Convention Enterprises, 6.00%, 1/1/19	1,000	1,067
Austin Convention Enterprises, 6.00%, 1/1/20	1,000	1,067
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	5,000	5,229
Brazos River Auth., PCR, TXU Energy, 6.75%, 10/1/38 (2)	1,435	1,553
Brazos River Auth., PCR, TXU Energy, 7.70%, 4/1/33 (2)	4,850	5,456
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(5)	6,000	6,273
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (2)	6,750	7,220
Gulf Coast Waste Disposal Auth., Waste Management
5.20%, 5/1/28 (2)	4,000	4,065
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (1)	5,250	5,764
Harris County Health Fac. Dev. Corp., Texas Children's Hosp.
VRDN, 3.91%, 10/1/29 (12)	2,000	2,000
Houston Airport, IDRB, Continental Airlines
6.125%, 7/15/27 (2)	2,500	2,502
Houston Health Fac. Dev. Corp., Buckingham Senior Living
Community, 7.00%, 2/15/23	500	553
Houston Health Fac. Dev. Corp., Buckingham Senior Living
Community, 7.00%, 2/15/26	1,500	1,654
Port Corpus Christi Auth., PCR, CNA Holdings
6.70%, 11/1/30 (2)	6,940	7,537
Port Corpus Christi, PCR, IDC, Citgo Petroleum
8.25%, 11/1/31 (2)	3,750	3,834
Red River Auth., CNA Holdings, 6.70%, 11/1/30 (2)	3,590	3,899
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)	4,175	4,255
Tarrant County, Edgemere Project - Northwest Senior High
School, 6.00%, 11/15/26	1,500	1,607
Tarrant County, Edgemere Project - Northwest Senior High
School, 6.00%, 11/15/36	2,500	2,663
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	3,210	3,386
Texas Affordable Housing Corp., NHT/GTEX
7.25%, 10/1/31 (16)	4,000	515
Texas Water Dev. Board, VRDN, 3.92%, 7/15/19	8,200	8,200
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.50%, 11/15/25	1,000	1,019
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.65%, 11/15/35	1,400	1,436
Tyler Health Fac. Dev. Corp., Mother Francis Hosp.
5.00%, 7/1/37	2,000	1,975
		99,465
Utah 0.7%
Carbon County, PCR, IDRB, Solid Waste, 7.10%, 8/15/23 (2)	3,000	3,304
Tooele County, PCR, Union Pacific, 5.70%, 11/1/26 (2)	8,050	8,287
		11,591
Virgin Islands 0.3%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (2)	1,800	1,943
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (2)	2,350	2,561
		4,504
Virginia 2.3%
Arlington County IDA, Arlington Hosp. Center, 5.50%, 7/1/10	1,875	1,956
Buena Vista Public Recreational Auth., Golf Course
5.50%, 7/15/35 (9)	2,075	2,202
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (2)	1,500	1,609
Chesapeake Hosp. Auth., Chesapeake General Hosp.
5.25%, 7/1/14	2,975	3,144
Henrico County Economic Dev. Auth., Virginia United Methodist
Homes, 6.50%, 6/1/22	1,000	1,066
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	5,900	5,928
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	125	126
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	240	252
New Port Community Dev. Auth., 5.50%, 9/1/26	1,000	1,047
New Port Community Dev. Auth., 5.60%, 9/1/36	1,000	1,045
Norfolk Economic Dev. Auth., 6.00%, 11/1/36 (2)	1,435	1,470
Norfolk Redev. and Housing Auth., Harbors Edge Retirement
Community, 6.00%, 1/1/25	500	524
Norfolk Redev. and Housing Auth., Harbors Edge Retirement
Community, 6.125%, 1/1/35	1,150	1,207
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	1,300	1,343
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	4,750	4,900
Tobacco Settlement Fin. Corporation, 5.625%, 6/1/37
(Prerefunded 6/1/15) (1)	1,750	1,936
Virginia HDA, 4.90%, 1/1/33 (2)	5,000	5,010
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	2,350	2,376
		37,141
Washington 0.2%
Millwood Estates, Snohomish County Housing Auth.
5.50%, 6/1/29	3,750	3,781
		3,781
West Virginia 0.3%
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (1)	5,000	5,476
		5,476
Wisconsin 0.6%
Wisconsin Housing & Economic Dev. Auth., Single Family
4.875%, 3/1/36 (2)	10,110	10,024
		10,024
Total Municipal Securities (Cost $1,561,951)		1,609,555
COMMON STOCKS 0.0%
UAL (15)	7	264
Total Common Stocks (Cost $141)		264
PREFERRED STOCKS 0.7%
Charter Mac Equity Issuer Trust (6)	4,000	4,397
Munimae Bond Subsidiary (Tender 6/30/09) (2)(6)	6,000	6,272
Total Preferred Stocks (Cost $10,000)		10,669
CONVERTIBLE BONDS 0.1%
UAL, 5.00%, 1/25/21	1,393	1,521
Total Convertible Bonds (Cost $1,380)		1,521
Total Investments in Securities
100.1% of Net Assets (Cost $1,573,472)		$1,622,009

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Interest subject to alternative minimum tax
(3)	Insured by AMBAC Assurance Corp.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2007
(5)	Insured by Financial Guaranty Insurance Company
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$47,026 and represents 2.9% of net assets.
(7)	Escrowed to maturity
(8)	Insured by XL Capital Assurance Inc.
(9)	Insured by ACA Financial Guaranty Corp.
(10)	Insured by Financial Security Assurance Inc.
(11)	Security was transferred to a third-party securitization trust in exchange for residual-interest certificates and cash, which is accounted for as a secured borrowing. At period-end, the total of such underlying securities was $31,985, related secured borrowings totaled $15,047, and the value of residual-interest certificates held by the fund totaled $16,938; see Note 2.
(12)	Insured by MBIA Insurance Corp.
(13)	Insured by Assured Guaranty US Holdings Inc.
(14)	Insured by Radian Asset Assurance Inc.
(15)	Non-income producing
(16)	In default with respect to the payment of interest
CDA	Community Development Administration
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

SWAPS 0.0%
Credit Default Swaps 0.0%
Goldman Sachs, Protection Bought (Relevant Credit: Waste
Management, 7.375%, 8/1/10), Pay 0.57%, Receive upon
credit default, 6/20/12	(7,500)	(40)
Total Swaps (Premium Paid $-)		(40)

Open Futures Contracts at May 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 75 U.S. Treasury ten year contracts,
$60 par of 5.50% California Dept. of
Water Resources bonds pledged
as initial margin	9/07	$7,978	$(19)
Net payments (receipts) of variation
margin to date			11
Variation margin receivable (payable)
on open futures contracts			$(8)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free High Yield Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market (OTC). Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Residual-Interest Certificates

The fund may invest in residual-interest certificates acquired through "financing transactions", pursuant to which it transfers a fixed-rate municipal debt instrument (underlying bond) held in its portfolio to a third-party securitization trust that issues residual-interest certificates and short-term floating-rate certificates against the underlying bond. In exchange for the underlying bond, the fund receives residual-interest certificates and cash, raised from sale of the floating-rate certificates to third-party investors. Accounting guidance requires the transfer to be accounted for as a financing transaction, wherein the underlying bond serves as collateral for the securitization trust and continues to be reflected as an investment of the fund and cash proceeds and related interest are reflected as a secured borrowing; the residual-interest certificates represent the fund's net economic interest remaining after deduction of the secured borrowing from the value of the underlying bond, and are not separately reported. Residual-interest certificates generally are entitled to the cash flows of the underlying bond that remain after payment of amounts due to the floating-rate certificates and trust-related fees; they also generally have the right to force redemption of the floating-rate certificates in order to acquire the underlying bond from the trust. Residual-interest certificates can only be traded in accordance with Rule 144A of the Securities Act of 1933 and cannot be offered for public resale. Risks arise from changes in interest rates and the value of the underlying bond, and the sale of the residual-interest certificates may involve delay or additional costs.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $1,571,957,000. Net unrealized gain aggregated $49,993,000 at period-end, of which $72,358,000 related to appreciated investments and $22,365,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2007